Equity (Summary of Classes of Share Capital - Preferred Shares and Other Equity Instruments) (Details) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 127,827
Balance at end of period	$ 124,318	$ 126,091	$ 124,318	$ 126,091
Preferred Shares And Other Equity Instruments [Member]
Disclosure of classes of share capital [line items]
Balance at end of period (shares)	56,901	78,151	56,901	78,151
Balance at end of period	$ 11,625	$ 11,138	$ 11,625	$ 11,138
Preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period (shares)	49,650	71,650	49,650	91,650
Redemption of shares (shares)	0	0	0	(20,000)
Balance at end of period (shares)	49,650	71,650	49,650	71,650
Balance at beginning of period	$ 2,850	$ 3,400	$ 2,850	$ 3,900
Redemption of shares	0	0	0	(500)
Balance at end of period	$ 2,850	$ 3,400	$ 2,850	$ 3,400
Other equity instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period (shares)	7,251	6,501	7,251	5,751
Balance at end of period (shares)	7,251	6,501	7,251	6,501
Balance at beginning of period	$ 8,775	$ 7,738	$ 8,775	$ 6,988
Balance at end of period	$ 8,775	$ 7,738	$ 8,775	$ 7,738
Other equity instruments [member] | Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Issue of shares (shares)	0	0	0	750
Issue of shares	$ 0	$ 0	$ 0	$ 750